Intangible assets, net (Details 1) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Amortization expenses, 2019	¥ 666,137
Amortization expenses, 2020	201,528
Amortization expenses, 2021	21,118
Amortization expenses, 2022	17,053
Amortization expenses, 2023	¥ 15,509